Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination

Note 3 — Business Combination

As described in Note 1, Description of Business—Organization and Operations, we consummated the Merger Agreement on the Closing Date. Pursuant to the terms of the Merger Agreement, the merger consideration payable to stockholders of Old SomaLogic at the Closing Date was $1.25 billion, consisting of cash payments of $50 million and equity consideration in the form of (i) the issuance of shares of Common Stock and (ii) rollover of Old SomaLogic’s outstanding options. The number of shares of Common Stock issued to Old SomaLogic stockholders was based on a deemed value of $10.00 per share after giving effect to the Exchange Ratio. Each option of Old SomaLogic that was outstanding immediately prior to the Closing Date was assumed by SomaLogic and converted into an option to acquire an adjusted number of shares of Common Stock of SomaLogic at an adjusted exercise price per share based on the Exchange Ratio. These assumed options will continue to be governed by substantially the same terms and conditions, including vesting, as were applicable to the original instrument.

Earn-Out Shares

The Merger Agreement also provides additional shares of Common Stock to Old SomaLogic shareholders and to certain employees and directors of SomaLogic (“Earn-Out Service Providers”) of up to 3,500,125 and 1,499,875, respectively (the “Earn-Out Shares”). The Earn-Out Shares are payable if the price of our Common Stock is greater than or equal to $20.00 for a period of at least 20 out of 30 consecutive trading days at any time between the 13- and 24-month anniversary of the Closing Date (the “Triggering Event”). Any Earn-Out Shares issuable to an Earn-Out Service Provider shall be issued only if such individual continues to provide services (whether as an employee or director) through the date of occurrence of the corresponding Triggering Event (or a change in control acceleration event, if applicable) that causes such Earn-Out Shares to become issuable (refer to Note 13, Stock-based Compensation). Any Earn-Out Shares that are forfeited pursuant to the preceding sentence shall be reallocated to the Old SomaLogic stockholders in accordance with their respective pro rata Earn-Out Shares. As of December 31, 2021, the contingency has not been met and, accordingly, no shares of Common Stock have been issued.

PIPE (Private Investment in Public Entity) Investment

In connection with the Business Combination, CMLS II entered into subscription agreements with certain institutional and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors purchased, concurrently with the Closing, an aggregate of 36,500,000 shares of Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of $365.0 million (the “PIPE Investment”).

CMLS II Shares

In connection with the Closing, certain CMLS II holders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 809,850 shares of CMLS II common stock at an approximate price of $10.00 per share, for an aggregate of approximately $8.1 million, which was paid to such holders at the Closing (the “CMLS II Redemption”). Immediately following the Closing, all of the 6,900,000 issued and outstanding shares of CMLS II Class B common stock (“CMLS II Founder Shares”), automatically converted, on a one-for-one basis, into shares of Common Stock in accordance with CMLS II’s amended and restated certificate of incorporation.

Summary of Shares Issued

The following table details the number of shares of Common Stock issued immediately following the consummation of the Business Combination:

Shares
CMLS II Class A common stock, outstanding prior to Business Combination	27,600,000
Less: CMLS II Redemption shares	(809,850)
Class A common stock of CMLS II, net of redemptions	26,790,150
Conversion of CMLS II Founder Shares for Common Stock	6,900,000
Shares issued pursuant to PIPE Investment	36,500,000
Conversion of Old SomaLogic shares for Common Stock (1)	110,973,213
Total shares of SomaLogic Common Stock, immediately after Business Combination	181,163,363

(1)	The number of Old SomaLogic shares was determined as the 75,404,883 shares of Old SomaLogic Class B common stock and 31,485,973 shares of Old SomaLogic redeemable convertible preferred stock (assuming deemed conversion to Old SomaLogic Class B common stock) outstanding immediately prior to the closing of the Business Combination multiplied by the Exchange Ratio of 0.8381.

Summary of Net Proceeds

On the Closing Date, SomaLogic received gross proceeds of $619.4 million, consisting of $365.0 million from the PIPE Investors and $254.4 million from CMLS II. The gross proceeds were reduced by $50 million of cash payments made to Old SomaLogic stockholders (based on certain Old SomaLogic stockholders’ election to receive cash instead of equity consideration) and $39.3 million of direct transaction costs incurred by the Company. These direct transaction costs were included in additional paid-in capital and reflected as an offset against the proceeds.